Annual Operating Expenses {- Fidelity Freedom® 2055 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2055 Fund - Fidelity Freedom 2055 Fund - Retail Class	Jul. 13, 2021
Operating Expenses:
Management fee	0.75%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.75%	[1]

[1]	(a)Adjusted to reflect current fees.